Intangible Assets	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Intangible assets
8.	Intangible assets

On January 15, 2024, the Company entered into a license agreement with a biotechnology company to use their proprietary technology and process to assist in formulating stem cells (“License #1”). The term of the license is 10 years and has a purchase price of $1,000,000. The payment structure for License #1 is as follows:

a)	$50,000 payable upon executing the license (paid);

b)	$350,000 payable on March 15, 2025 (updated from July 15, 2024 in an amendment dated July 9, 2024); and

c)	$600,000 payable on completion of technology transfer or two years from January 15, 2024, whichever comes first.

The cost of License #1 was measured at $861,452, which is the fair value of the consideration payable on initial recognition, determined by discounting the future payments using a market interest rate of 11.75%.

On April 30, 2024, the Company entered into an exclusive license agreement with a pharmaceutical company granting the Company rights to develop, manufacture, and commercialize licensed products (“License #2”). The Company has classified License #2 as an IPR&D asset resulting in only the acquisition costs plus any transaction costs to be capitalized upon acquisition. The research and development project associated with License #2 is not yet complete and as a result the Company has not yet determined the useful life of the IPR&D asset.

The Company paid consideration of $400,000 and 950,000 shares of common stock with a value of $492,850 to the pharmaceutical company. The shares issued to the pharmaceutical company are unregistered and subject to trading restrictions for six months from the issue date resulting in a fair value discount adjustment of $173,100 on the value of the common stock issued to the pharmaceutical company. The Company incurred transaction costs of $12,320 in legal fees and $1,117,771 in common stock paid to a consultant who assisted in acquiring License #2. The common stock to be issued to the consultant will be unregistered and subject to trading restrictions for a 1-year period from the issue date of the first tranche resulting in a fair value discount adjustment of $599,863 on the value of the common stock issued to the consultant. The fair value adjustments were calculated using the Black-Scholes Option Pricing Model.

The Black-Scholes Option Pricing Model requires six basic data inputs: the exercise or strike price, expected time to expiration or exercise, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%

The consultant is to receive 2,450,000 shares of common stock in the following tranches and all shares were earned (i.e. fully vested) upon the Company’s acquisition of License #2 as follows:

●	May 3, 2024: 612,500 shares (issued)

●	August 1, 2024: 612,500 shares (issued)

●	November 1, 2024: 612,500 shares (issued – Note 18)

●	February 2, 2025: 612,500 shares

The cost of License #2 IPR&D asset is $2,023,097, which is the fair value of the consideration paid on initial recognition.

	License #1	License #2 (IPR&D asset)	Total
Cost
Balance, December 31, 2023	$-	-	-
Additions	861,452	2,023,097	2,884,549
Balance, September 30, 2024	$861,452	2,023,097	2,884,549

Accumulated amortization
Balance, December 31, 2023	$-	-	-
Additions	61,019	-	61,019
Balance, September 30, 2024	$61,019	-	61,019

Net Book value – September 30, 2024	$800,433	2,023,097	2,823,530